Related Party Balances and Transactions - Purchase of service (Details) - Related party - Purchase of service - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Balances and Transactions
Purchase of service	¥ 27,265	¥ 105,980
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Purchase of service	16,449	979
Tianjin Tengyi Information Technology Co., Ltd.
Related Party Balances and Transactions
Purchase of service	4,430	6,423
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary
Related Party Balances and Transactions
Purchase of service	4,428	10,821
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.
Related Party Balances and Transactions
Purchase of service	1,553	58,588
Xunjie Energy (Wuhan) Co., Ltd.
Related Party Balances and Transactions
Purchase of service	¥ 405
Beijing WeLion New Energy Technology Co., Ltd.
Related Party Balances and Transactions
Purchase of service		¥ 29,169